Suppliers - Somos - Anglo (Predecessor)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Suppliers
Suppliers

15       Suppliers

The balance of this account comprises the following amounts:

a.	Composition

	December 31, 2020	December 31, 2019
Local suppliers	128,639	98,824
Related parties (note 20)	20,985	1,219
Copyright	19,317	28,685
Reverse factoring (i)	110,513	94,930
	279,454	223,658

(i) Some of the Company’s domestic suppliers sell their products with extended payment terms and may subsequently transfer their receivables due by the Company to financial institutions without right of recourse, in a transaction characterized as “Reverse Factoring”. The Company charged interest over the payment term at a rate that is commensurate with its own credit risk.

Somos - Anglo (Predecessor)
Suppliers
Suppliers
15.	Suppliers

The balance of this account is comprised by the following amounts:

a.	Composition
	As of December 31, 2017	As of January 01, 2017
Local Suppliers	87,010	63,833
International suppliers	2,040	3,160
Copyright	35,376	51,435
Reverse Factoring (b)	99,685	98,320
Related parties (note 19)	3,354	800
Other	1,050	3,175
	228,515	220,723

b.	Reverse Factoring

Some of the Business’ domestic suppliers sell their products with extended payment terms and may subsequently transfer their receivables due by the Business to financial institutions without right of recourse, in a transaction characterized as “Reverse Factoring”. The Business imputed interest over the payment term at a rate that is commensurate with its own credit risk.